December 31, *2013*

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Annual *Reports*

TABLE OF CONTENTS

PACIFIC SELECT FUND
Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-10

Statements of Changes in Net Assets	C-19

Statements of Cash Flows	C-35

Financial Highlights	C-36

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-32

The 2013 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2013 Annual Reports for all underlying investment options other than Pacific Select Fund will be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I *	17,198,411	$173,452,593	$173,452,257
Diversified Bond	Diversified Bond Class I *	2,350,807	19,102,212	19,043,954
Floating Rate Income	Floating Rate Income Class I *	108,638	1,095,823	1,111,095
Floating Rate Loan	Floating Rate Loan Class I *	3,440,016	20,933,467	21,046,814
High Yield Bond	High Yield Bond Class I *	13,720,240	85,741,314	92,784,264
Inflation Managed	Inflation Managed Class I *	10,756,259	121,131,528	104,173,842
Inflation Protected	Inflation Protected Class I *	143,070	1,514,609	1,401,446
Managed Bond	Managed Bond Class I *	29,273,404	328,609,216	330,627,733
Short Duration Bond	Short Duration Bond Class I *	6,387,365	60,270,399	60,416,237
Emerging Markets Debt	Emerging Markets Debt Class I *	307,278	3,246,445	3,110,442
American Funds® Growth	American Funds Growth Class I *	5,710,749	43,207,738	69,489,499
American Funds Growth-Income	American Funds Growth-Income Class I *	4,143,265	37,232,754	57,623,996
Comstock	Comstock Class I *	4,251,961	34,448,983	47,386,499
Dividend Growth	Dividend Growth Class I *	4,014,926	39,589,358	52,975,132
Equity Index	Equity Index Class I *	12,919,519	359,593,329	522,578,459
Focused 30	Focused 30 Class I *	1,509,733	18,401,890	25,152,204
Growth	Growth Class I *	11,024,738	182,566,897	197,881,432
Large-Cap Growth	Large-Cap Growth Class I *	6,355,609	32,403,259	45,152,979
Large-Cap Value	Large-Cap Value Class I *	7,326,310	81,765,454	116,501,180
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,066,560	8,217,032	10,182,000
Main Street® Core	Main Street Core Class I *	7,129,481	134,755,216	183,977,349
Mid-Cap Equity	Mid-Cap Equity Class I *	8,029,554	92,762,885	108,778,325
Mid-Cap Growth	Mid-Cap Growth Class I *	5,137,525	42,796,221	48,916,171
Mid-Cap Value	Mid-Cap Value Class I *	973,803	11,334,840	12,735,576
Small-Cap Equity	Small-Cap Equity Class I *	1,051,073	12,753,537	16,605,676
Small-Cap Growth	Small-Cap Growth Class I *	3,035,709	30,121,966	39,442,905
Small-Cap Index	Small-Cap Index Class I *	13,136,667	149,887,111	225,520,756
Small-Cap Value	Small-Cap Value Class I *	4,568,549	55,058,730	68,744,435
Value Advantage	Value Advantage Class I *	9,932	110,179	116,006
Health Sciences	Health Sciences Class I *	2,229,486	30,544,235	50,078,037
Real Estate	Real Estate Class I *	5,306,393	67,085,111	88,092,955
Technology	Technology Class I *	2,963,509	13,725,924	15,255,259
Emerging Markets	Emerging Markets Class I *	8,925,593	120,330,584	142,031,499
International Large-Cap	International Large-Cap Class I *	19,833,007	121,834,395	158,031,149
International Small-Cap	International Small-Cap Class I *	1,505,681	9,925,729	12,231,090
International Value	International Value Class I *	12,613,727	154,217,371	148,927,965
Currency Strategies	Currency Strategies Class I *	10,851	112,584	111,267
Global Absolute Return	Global Absolute Return Class I *	99,591	968,576	982,475
Precious Metals	Precious Metals Class I *	186,700	958,306	821,482
American Funds Asset Allocation	American Funds Asset Allocation Class I *	856,433	13,742,495	16,315,024
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	241,333	2,886,004	3,080,311
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	908,622	12,232,410	13,917,217
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,083,934	15,131,377	17,789,910
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,386,365	24,581,347	26,035,721
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,458,151	44,223,278	50,533,923
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	19,637,309	191,090,620	228,766,379
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	25,464,404	244,678,567	304,790,121
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,258,163	97,483,474	124,205,314

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	153,354	4,836,690	5,348,994

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	399,880	6,511,370	7,389,789

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,062,364	14,381,017	18,432,011
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,599,351	51,295,660	56,077,896

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	3,319	149,063	158,303

See Notes to Financial Statements

G-1

See explanation of symbol on page G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,634,919	$36,650,401	$55,211,223
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	107,720	1,143,375	1,168,762
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	71,700	792,030	877,605
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	255,194	2,815,087	3,156,750
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	671,774	7,401,261	8,424,045
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	499,187	5,516,126	6,449,502
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	660,906	7,087,824	8,446,383
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	33,681	584,071	642,969
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	37,679	625,850	683,125
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	105,274	4,482,543	5,955,363
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,087,078	30,605,352	38,699,991
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	356,387	4,308,110	5,153,362

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2	479,190	7,641,560	8,261,227
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	2,322,809	43,611,908	43,204,254

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	91,101	1,641,530	1,699,024

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	536,082	20,863,876	21,936,482
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	90,364	4,037,837	5,132,650

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	91,376	986,780	1,098,340

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	353,197	8,344,336	9,324,402
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	959,381	14,208,610	17,892,447

	Lord Abbett Series Fund, Inc.
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	122,947	2,804,692	2,918,770
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	575,502	10,561,209	12,102,797
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	70,634	1,161,313	1,145,676

	M Fund, Inc.
I	M International Equity	5,257,042	61,046,384	69,130,106
II	M Large Cap Growth	1,768,503	27,027,795	43,752,760
III	M Capital Appreciation	1,707,063	37,378,320	50,716,838
V	M Large Cap Value	1,647,855	17,678,210	22,690,966

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	634,254	10,677,168	13,332,012
MFS Utilities Series Service Class	MFS Utilities Series Service Class	430,396	11,646,783	13,544,555

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	6,370	127,901	138,363

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	28,563	1,079,301	1,155,929

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	631,765	7,889,910	7,189,483

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	158,508	1,800,164	2,016,219

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	2,714,587	36,999,598	50,355,589
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,197,439	45,818,058	62,363,320

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,785,254	56,278,211	56,039,125

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
ASSETS
Investments in mutual funds, at value	$173,452,257	$19,043,954	$1,111,095	$21,046,814	$92,784,264	$104,173,842	$1,401,446
Receivables:
Due from Pacific Life Insurance Company	269,094	-	-	103,860	54,219	93,589	7,136
Investments sold	-	9,224	-	-	-	-	-
Total Assets	173,721,351	19,053,178	1,111,095	21,150,674	92,838,483	104,267,431	1,408,582
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	9,219	-	-	-	-	-
Investments purchased	269,284	-	-	103,876	54,136	93,674	7,137
Total Liabilities	269,284	9,219	-	103,876	54,136	93,674	7,137
NET ASSETS	$173,452,067	$19,043,959	$1,111,095	$21,046,798	$92,784,347	$104,173,757	$1,401,445
Units Outstanding	7,411,295	1,384,959	108,683	1,963,634	1,458,347	1,863,131	135,740
Accumulation Unit Value	$23.40	$13.75	$10.22	$10.72	$63.62	$55.91	$10.32
Cost of Investments	$173,452,593	$19,102,212	$1,095,823	$20,933,467	$85,741,314	$121,131,528	$1,514,609
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$330,627,733	$60,416,237	$3,110,442	$69,489,499	$57,623,996	$47,386,499	$52,975,132
Receivables:
Due from Pacific Life Insurance Company	136,636	66,121	1,387	-	29,869	-	-
Investments sold	-	-	-	1,705	-	3,245	6,939
Total Assets	330,764,369	60,482,358	3,111,829	69,491,204	57,653,865	47,389,744	52,982,071
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	1,726	-	3,065	6,887
Investments purchased	136,584	66,107	1,385	-	34,053	-	-
Total Liabilities	136,584	66,107	1,385	1,726	34,053	3,065	6,887
NET ASSETS	$330,627,785	$60,416,251	$3,110,444	$69,489,478	$57,619,812	$47,386,679	$52,975,184
Units Outstanding	5,362,756	4,795,771	300,584	3,542,126	3,191,171	2,579,254	2,609,334
Accumulation Unit Value	$61.65	$12.60	$10.35	$19.62	$18.06	$18.37	$20.30
Cost of Investments	$328,609,216	$60,270,399	$3,246,445	$43,207,738	$37,232,754	$34,448,983	$39,589,358
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$522,578,459	$25,152,204	$197,881,432	$45,152,979	$116,501,180	$10,182,000	$183,977,349
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	4,218	2,857	-
Investments sold	41,986	8,947	36,400	31,348	-	-	80,926
Total Assets	522,620,445	25,161,151	197,917,832	45,184,327	116,505,398	10,184,857	184,058,275
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	41,704	8,923	36,360	31,335	-	-	80,909
Investments purchased	-	-	-	-	3,848	2,842	-
Total Liabilities	41,704	8,923	36,360	31,335	3,848	2,842	80,909
NET ASSETS	$522,578,741	$25,152,228	$197,881,472	$45,152,992	$116,501,550	$10,182,015	$183,977,366
Units Outstanding	6,499,445	1,244,868	2,928,479	3,802,112	4,753,645	693,301	2,339,373
Accumulation Unit Value	$80.40	$20.20	$67.57	$11.88	$24.51	$14.69	$78.64
Cost of Investments	$359,593,329	$18,401,890	$182,566,897	$32,403,259	$81,765,454	$8,217,032	$134,755,216

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$108,778,325	$48,916,171	$12,735,576	$16,605,676	$39,442,905	$225,520,756	$68,744,435
Receivables:
Due from Pacific Life Insurance Company	-	-	-	17,156	-	-	10,372
Investments sold	114,613	22,379	4,031	-	28,954	60,140	-
Total Assets	108,892,938	48,938,550	12,739,607	16,622,832	39,471,859	225,580,896	68,754,807
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	114,404	22,492	4,052	-	28,868	60,412	-
Investments purchased	-	-	-	17,084	-	-	10,349
Total Liabilities	114,404	22,492	4,052	17,084	28,868	60,412	10,349
NET ASSETS	$108,778,534	$48,916,058	$12,735,555	$16,605,748	$39,442,991	$225,520,484	$68,744,458
Units Outstanding	3,018,583	3,219,018	498,596	651,676	1,753,971	7,403,781	1,800,314
Accumulation Unit Value	$36.04	$15.20	$25.54	$25.48	$22.49	$30.46	$38.18
Cost of Investments	$92,762,885	$42,796,221	$11,334,840	$12,753,537	$30,121,966	$149,887,111	$55,058,730
	Value Advantage	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$116,006	$50,078,037	$88,092,955	$15,255,259	$142,031,499	$158,031,149	$12,231,090
Receivables:
Due from Pacific Life Insurance Company	-	-	39,540	-	-	67,139	-
Investments sold	-	9,482	-	3,111	26,189	-	3,032
Total Assets	116,006	50,087,519	88,132,495	15,258,370	142,057,688	158,098,288	12,234,122
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	9,468	-	3,122	26,315	-	3,011
Investments purchased	-	-	39,593	-	-	67,291	-
Total Liabilities	-	9,468	39,593	3,122	26,315	67,291	3,011
NET ASSETS	$116,006	$50,078,051	$88,092,902	$15,255,248	$142,031,373	$158,030,997	$12,231,111
Units Outstanding	9,931	1,320,901	1,845,862	1,688,983	3,251,471	9,938,692	994,721
Accumulation Unit Value	$11.68	$37.91	$47.72	$9.03	$43.68	$15.90	$12.30
Cost of Investments	$110,179	$30,544,235	$67,085,111	$13,725,924	$120,330,584	$121,834,395	$9,925,729
	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$148,927,965	$111,267	$982,475	$821,482	$16,315,024	$3,080,311	$13,917,217
Receivables:
Due from Pacific Life Insurance Company	11,710	1,385	-	13,749	207,544	652	8,425
Total Assets	148,939,675	112,652	982,475	835,231	16,522,568	3,080,963	13,925,642
LIABILITIES
Payables:
Investments purchased	11,758	1,385	-	13,749	207,544	652	8,434
Total Liabilities	11,758	1,385	-	13,749	207,544	652	8,434
NET ASSETS	$148,927,917	$111,267	$982,475	$821,482	$16,315,024	$3,080,311	$13,917,208
Units Outstanding	5,000,840	11,086	102,063	107,583	779,135	198,457	805,602
Accumulation Unit Value	$29.78	$10.04	$9.63	$7.64	$20.94	$15.52	$17.28
Cost of Investments	$154,217,371	$112,584	$968,576	$958,306	$13,742,495	$2,886,004	$12,232,410

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II
ASSETS
Investments in mutual funds, at value	$17,789,910	$26,035,721	$50,533,923	$228,766,379	$304,790,121	$124,205,314	$5,348,994
Receivables:
Due from Pacific Life Insurance Company	11,985	-	-	-	58,280	40,552	47
Investments sold	-	108,420	608,927	79,530	-	-	-
Total Assets	17,801,895	26,144,141	51,142,850	228,845,909	304,848,401	124,245,866	5,349,041
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	108,412	608,954	79,534	-	-	-
Investments purchased	11,988	-	-	-	58,203	40,564	43
Total Liabilities	11,988	108,412	608,954	79,534	58,203	40,564	43
NET ASSETS	$17,789,907	$26,035,729	$50,533,896	$228,766,375	$304,790,198	$124,205,302	$5,348,998
Units Outstanding	930,513	2,306,800	4,324,913	19,114,004	24,897,615	10,069,033	430,205
Accumulation Unit Value	$19.12	$11.29	$11.68	$11.97	$12.24	$12.34	$12.43
Cost of Investments	$15,131,377	$24,581,347	$44,223,278	$191,090,620	$244,678,567	$97,483,474	$4,836,690
	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$7,389,789	$18,432,011	$56,077,896	$158,303	$55,211,223	$1,168,762	$877,605
Receivables:
Due from Pacific Life Insurance Company	4,681	2,099	-	1,093	-	44	-
Investments sold	-	-	5,284	-	23,569	-	-
Total Assets	7,394,470	18,434,110	56,083,180	159,396	55,234,792	1,168,806	877,605
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	5,271	-	23,637	-	2
Investments purchased	4,679	2,094	-	1,093	-	43	-
Total Liabilities	4,679	2,094	5,271	1,093	23,637	43	2
NET ASSETS	$7,389,791	$18,432,016	$56,077,909	$158,303	$55,211,155	$1,168,763	$877,603
Units Outstanding	535,505	1,031,554	2,921,329	14,318	2,737,871	93,667	67,455
Accumulation Unit Value	$13.80	$17.87	$19.20	$11.06	$20.17	$12.48	$13.01
Cost of Investments	$6,511,370	$14,381,017	$51,295,660	$149,063	$36,650,401	$1,143,375	$792,030

	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2
ASSETS
Investments in mutual funds, at value	$3,156,750	$8,424,045	$6,449,502	$8,446,383	$642,969	$683,125	$5,955,363
Receivables:
Due from Pacific Life Insurance Company	-	2,171	1,134	999	-	41	-
Investments sold	-	-	-	-	-	-	1,454
Total Assets	3,156,750	8,426,216	6,450,636	8,447,382	642,969	683,166	5,956,817
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	-	-	-	-	-	1,448
Investments purchased	-	2,166	1,129	996	-	41	-
Total Liabilities	1	2,166	1,129	996	-	41	1,448
NET ASSETS	$3,156,749	$8,424,050	$6,449,507	$8,446,386	$642,969	$683,125	$5,955,369
Units Outstanding	245,377	672,260	498,012	677,750	49,518	52,055	318,727
Accumulation Unit Value	$12.86	$12.53	$12.95	$12.46	$12.98	$13.12	$18.68
Cost of Investments	$2,815,087	$7,401,261	$5,516,126	$7,087,824	$584,071	$625,850	$4,482,543

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
ASSETS
Investments in mutual funds, at value	$38,699,991	$5,153,362	$8,261,227	$43,204,254	$1,699,024	$21,936,482	$5,132,650
Receivables:
Due from Pacific Life Insurance Company	-	-	75,065	7,645	151	-	398
Investments sold	5,389	4,713	-	-	-	2,966	-
Total Assets	38,705,380	5,158,075	8,336,292	43,211,899	1,699,175	21,939,448	5,133,048
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,309	4,706	-	-	-	3,121	-
Investments purchased	-	-	75,064	7,608	151	-	397
Total Liabilities	5,309	4,706	75,064	7,608	151	3,121	397
NET ASSETS	$38,700,071	$5,153,369	$8,261,228	$43,204,291	$1,699,024	$21,936,327	$5,132,651
Units Outstanding	1,709,116	274,620	612,091	3,549,663	128,612	1,958,426	299,659
Accumulation Unit Value	$22.64	$18.77	$13.50	$12.17	$13.21	$11.20	$17.13
Cost of Investments	$30,605,352	$4,308,110	$7,641,560	$43,611,908	$1,641,530	$20,863,876	$4,037,837
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I
ASSETS
Investments in mutual funds, at value	$1,098,340	$9,324,402	$17,892,447	$2,918,770	$12,102,797	$1,145,676	$69,130,106
Receivables:
Due from Pacific Life Insurance Company	15	2,427	5,947	-	-	5,318	43,023
Investments sold	-	-	-	49,063	26,637	-	-
Total Assets	1,098,355	9,326,829	17,898,394	2,967,833	12,129,434	1,150,994	69,173,129
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	49,064	26,620	-	-
Investments purchased	17	2,428	5,954	-	-	5,318	43,086
Total Liabilities	17	2,428	5,954	49,064	26,620	5,318	43,086
NET ASSETS	$1,098,338	$9,324,401	$17,892,440	$2,918,769	$12,102,814	$1,145,676	$69,130,043
Units Outstanding	84,359	541,048	1,106,581	187,471	791,610	117,785	1,916,959
Accumulation Unit Value	$13.02	$17.23	$16.17	$15.57	$15.29	$9.73	$36.06
Cost of Investments	$986,780	$8,344,336	$14,208,610	$2,804,692	$10,561,209	$1,161,313	$61,046,384
	II	III	V	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares
ASSETS
Investments in mutual funds, at value	$43,752,760	$50,716,838	$22,690,966	$13,332,012	$13,544,555	$138,363	$1,155,929
Receivables:
Due from Pacific Life Insurance Company	30,646	38,702	58,359	62,654	600	-	424
Total Assets	43,783,406	50,755,540	22,749,325	13,394,666	13,545,155	138,363	1,156,353
LIABILITIES
Payables:
Investments purchased	30,666	38,697	58,566	62,656	583	-	424
Total Liabilities	30,666	38,697	58,566	62,656	583	-	424
NET ASSETS	$43,752,740	$50,716,843	$22,690,759	$13,332,010	$13,544,572	$138,363	$1,155,929
Units Outstanding	1,131,359	802,176	994,668	683,662	894,580	11,460	100,254
Accumulation Unit Value	$38.67	$63.22	$22.81	$19.50	$15.14	$12.07	$11.53
Cost of Investments	$27,027,795	$37,378,320	$17,678,210	$10,677,168	$11,646,783	$127,901	$1,079,301

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$7,189,483	$2,016,219	$50,355,589	$62,363,320	$56,039,125
Receivables:
Due from Pacific Life Insurance Company	-	2,644	53,266	-	1,057
Investments sold	6,920	-	-	85	-
Total Assets	7,196,403	2,018,863	50,408,855	62,363,405	56,040,182
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,993	-	-	199	-
Investments purchased	-	2,681	53,289	-	1,073
Total Liabilities	6,993	2,681	53,289	199	1,073
NET ASSETS	$7,189,410	$2,016,182	$50,355,566	$62,363,206	$56,039,109
Units Outstanding	784,478	152,971	2,403,200	3,604,155	2,061,594
Accumulation Unit Value	$9.16	$13.18	$20.95	$17.30	$27.18
Cost of Investments	$7,889,910	$1,800,164	$36,999,598	$45,818,058	$56,278,211

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,578)	(1,543,076)	1,900	(518,062)	843,723	(2,803,629)	(15,211)
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,578)	(1,543,076)	1,900	(518,062)	843,723	(2,803,629)	(15,211)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,198	1,322,436	15,272	1,170,140	5,710,162	(9,241,186)	(137,104)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($380)	($220,640)	$17,172	$652,078	$6,553,885	($12,044,815)	($152,315)
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	518,482	37,346	(31,798)	3,006,747	40,722	2,117,798	1,756,078
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	518,482	37,346	(31,798)	3,006,747	40,722	2,117,798	1,756,078
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,553,620)	191,683	(151,527)	12,223,379	13,720,736	9,509,264	10,473,885
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($8,035,138)	$229,029	($183,325)	$15,230,126	$13,761,458	$11,627,062	$12,229,963
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	11,043,099	1,653,621	(4,445,524)	2,064,165	(191,681)	(10,908)	(1,170,472)
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	11,043,099	1,653,621	(4,445,524)	2,064,165	(191,681)	(10,908)	(1,170,472)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	119,801,992	5,390,666	56,633,476	10,652,605	29,008,753	2,328,522	47,131,043
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,845,091	$7,044,287	$52,187,952	$12,716,770	$28,817,072	$2,317,614	$45,960,571

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(6,175,727)	2,344,382	1,230,122	190,309	1,839,674	398,409	3,757,639
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(6,175,727)	2,344,382	1,230,122	190,309	1,839,674	398,409	3,757,639
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	36,386,526	10,197,984	1,327,681	3,674,204	8,224,700	62,921,602	13,340,273
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,210,799	$12,542,366	$2,557,803	$3,864,513	$10,064,374	$63,320,011	$17,097,912
	Value Advantage (2)	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	944	4,016,805	2,230,180	(626,816)	5,106,098	833,920	(517,372)
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	944	4,016,805	2,230,180	(626,816)	5,106,098	833,920	(517,372)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,827	13,811,438	(744,500)	3,472,934	5,869,862	23,327,943	3,086,460
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,771	$17,828,243	$1,485,680	$2,846,118	$10,975,960	$24,161,863	$2,569,088
	International Value	Currency Strategies (2)	Global Absolute Return (2)	Precious Metals (2)	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(11,165,459)	(2,905)	(39,779)	(2,036)	162,999	25,317	122,423
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(11,165,459)	(2,905)	(39,779)	(2,036)	162,999	25,317	122,423
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,778,693	(1,318)	13,900	(136,825)	2,236,735	215,872	1,432,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,613,234	($4,223)	($25,879)	($138,861)	$2,399,734	$241,189	$1,554,581

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$36,824
Net Investment Income	-	-	-	-	-	-	36,824
REALIZED GAIN ON INVESTMENTS
Realized gain on sale of mutual fund investments	143,642	723,897	978,074	2,514,573	3,521,888	1,426,338	157,948
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	143,642	723,897	978,074	2,514,573	3,521,888	1,426,338	157,948
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	2,309,683	62,952	3,049,487	23,702,289	42,326,153	20,015,766	425,532
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,453,325	$786,849	$4,027,561	$26,216,862	$45,848,041	$21,442,104	$620,304
	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares (2)	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$59,896	$194,806	$565,666	$6,423	$416,787	$14,730	$12,391
Net Investment Income	59,896	194,806	565,666	6,423	416,787	14,730	12,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	421,943	1,879,459	1,119,210	(974)	1,772,270	21,135	11,823
Capital gain distributions from mutual fund investments (1)	52,966	-	2,243,501	-	14,595	9,977	9,812
Realized Gain (Loss) on Investments	474,909	1,879,459	3,362,711	(974)	1,786,865	31,112	21,635
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	782,736	2,747,219	3,160,239	9,240	11,444,499	10,268	67,994
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,317,541	$4,821,484	$7,088,616	$14,689	$13,648,151	$56,110	$102,020
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$45,586	$125,362	$98,616	$117,721	$8,826	$9,840	$2,428
Net Investment Income	45,586	125,362	98,616	117,721	8,826	9,840	2,428
REALIZED GAIN ON INVESTMENTS
Realized gain on sale of mutual fund investments	38,273	87,679	317,837	122,844	6,328	19,234	357,181
Capital gain distributions from mutual fund investments (1)	38,330	104,432	89,567	106,621	4,560	6,638	3,694
Realized Gain on Investments	76,603	192,111	407,404	229,465	10,888	25,872	360,875
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	247,197	814,461	476,221	1,098,340	58,744	55,948	1,234,524
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$369,386	$1,131,934	$982,241	$1,445,526	$78,458	$91,660	$1,597,827
(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$95,985	$32,559	$66,270	$2,193,895	$20,857	$862,996	$18,238
Net Investment Income	95,985	32,559	66,270	2,193,895	20,857	862,996	18,238
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,258,367	842,214	195,335	(841,928)	34,921	(4,622,955)	1,059,183
Capital gain distributions from mutual fund investments (1)	4,602,869	-	-	566,434	80,030	-	-
Realized Gain (Loss) on Investments	5,861,236	842,214	195,335	(275,494)	114,951	(4,622,955)	1,059,183
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,586,646	471,930	567,794	(1,258,054)	25,670	7,099,446	302,540
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,543,867	$1,346,703	$829,399	$660,347	$161,478	$3,339,487	$1,379,961
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC (2)	I
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$9,131	$2,981	$6,367	$-	$39,573	$17,635	$1,545,446
Net Investment Income	9,131	2,981	6,367	-	39,573	17,635	1,545,446
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	98,674	524,418	221,805	181,860	1,666,042	(67)	(3,233,152)
Capital gain distributions from mutual fund investments (1)	100,777	382,432	1,172,243	220,753	2,132,658	60	-
Realized Gain (Loss) on Investments	199,451	906,850	1,394,048	402,613	3,798,700	(7)	(3,233,152)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	46,041	922,688	2,378,019	117,451	1,112,180	(15,637)	11,606,047
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,623	$1,832,519	$3,778,434	$520,064	$4,950,453	$1,991	$9,918,341
	II	III	V	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Neuberger Berman Socially Responsive I Class (2)	Oppenheimer Global Fund/ VA Service Shares (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$217,756	$-	$513,290	$-	$269,465	$424	$99
Net Investment Income	217,756	-	513,290	-	269,465	424	99
REALIZED GAIN ON INVESTMENTS
Realized gain on sale of mutual fund investments	1,609,413	1,590,002	1,566,656	91,771	2,067,729	711	2,701
Capital gain distributions from mutual fund investments (1)	2,082,389	4,377,267	1,762,523	81,352	239,786	-	-
Realized Gain on Investments	3,691,802	5,967,269	3,329,179	173,123	2,307,515	711	2,701
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	7,949,220	9,438,848	1,755,998	2,903,578	173,722	10,462	76,628
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,858,778	$15,406,117	$5,598,467	$3,076,701	$2,750,702	$11,597	$79,428

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2013

	Variable Accounts
	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$267,294	$6,365	$-	$717,751	$399,691
Net Investment Income	267,294	6,365	-	717,751	399,691
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(122,795)	25,230	3,310,902	2,862,175	4,361,473
Capital gain distributions from mutual fund investments (1)	-	50,471	-	-	1,142,551
Realized Gain (Loss) on Investments	(122,795)	75,701	3,310,902	2,862,175	5,504,024
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(755,186)	258,010	10,220,875	10,062,495	(455,279)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($610,687)	$340,076	$13,531,777	$13,642,421	$5,448,436

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Cash Management		Diversified Bond		Floating Rate Income (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$2,083	$-	$548,610	$-
Realized gain (loss) on investments	(1,578)	(10,826)	(1,543,076)	(1,058,830)	1,900
Change in net unrealized appreciation on investments	1,198	8,740	1,322,436	1,838,626	15,272
Net Increase (Decrease) in Net Assets Resulting from Operations	(380)	(3)	(220,640)	1,328,406	17,172
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	158,117,706	117,801,858	1,353,217	1,265,591	7,736
Transfers between variable and fixed accounts, net	(104,430,031)	(59,050,267)	550,979	3,511,541	1,110,097
Policy maintenance charges	(19,324,009)	(20,355,241)	(1,096,238)	(1,109,705)	(23,898)
Policy benefits and terminations	(56,677,301)	(71,092,497)	(627,402)	(572,185)	-
Other	(945,628)	(132,665)	(210,261)	(70,446)	(12)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,259,263)	(32,828,812)	(29,705)	3,024,796	1,093,923
NET INCREASE (DECREASE) IN NET ASSETS	(23,259,643)	(32,828,815)	(250,345)	4,353,202	1,111,095
NET ASSETS
Beginning of Year or Period	196,711,710	229,540,525	19,294,304	14,941,102	-
End of Year or Period	$173,452,067	$196,711,710	$19,043,959	$19,294,304	$1,111,095

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$488,368	$-	$6,311,009	$-	$3,457,301
Realized gain (loss) on investments	(518,062)	(357,479)	843,723	1,789,956	(2,803,629)	23,348,959
Change in net unrealized appreciation (depreciation) on investments	1,170,140	503,968	5,710,162	5,111,666	(9,241,186)	(12,764,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	652,078	634,857	6,553,885	13,212,631	(12,044,815)	14,041,436
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,403,253	826,114	4,839,608	5,138,701	5,810,030	8,642,876
Transfers between variable and fixed accounts, net	9,374,342	3,668,544	(9,353,447)	4,153,735	(19,870,624)	2,879,793
Policy maintenance charges	(808,340)	(578,019)	(4,450,458)	(4,726,147)	(5,780,068)	(7,056,606)
Policy benefits and terminations	(647,404)	(372,477)	(3,449,425)	(4,140,221)	(8,980,025)	(12,283,919)
Other	(75,805)	80,424	(425,204)	(496,743)	(6,974,238)	(836,065)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,246,046	3,624,586	(12,838,926)	(70,675)	(35,794,925)	(8,653,921)
NET INCREASE (DECREASE) IN NET ASSETS	9,898,124	4,259,443	(6,285,041)	13,141,956	(47,839,740)	5,387,515
NET ASSETS
Beginning of Year	11,148,674	6,889,231	99,069,388	85,927,432	152,013,497	146,625,982
End of Year	$21,046,798	$11,148,674	$92,784,347	$99,069,388	$104,173,757	$152,013,497

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$6,138	$-	$18,386,842	$-	$404,702
Realized gain (loss) on investments	(15,211)	10,690	518,482	1,960,034	37,346	3,254
Change in net unrealized appreciation (depreciation) on investments	(137,104)	58,377	(8,553,620)	16,289,177	191,683	1,190,151
Net Increase (Decrease) in Net Assets Resulting from Operations	(152,315)	75,205	(8,035,138)	36,636,053	229,029	1,598,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	109,267	104,522	18,447,556	17,920,317	3,738,748	3,306,788
Transfers between variable and fixed accounts, net	291,179	(74,476)	(8,198,989)	12,286,725	11,536,654	4,415,984
Policy maintenance charges	(56,654)	(75,908)	(16,878,888)	(18,164,782)	(3,134,577)	(2,962,092)
Policy benefits and terminations	(75,340)	(3,096)	(14,347,522)	(20,413,941)	(2,914,919)	(5,454,786)
Other	(4,061)	(19,421)	(16,124,333)	(599,066)	111,216	(36,956)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	264,391	(68,379)	(37,102,176)	(8,970,747)	9,337,122	(731,062)
NET INCREASE (DECREASE) IN NET ASSETS	112,076	6,826	(45,137,314)	27,665,306	9,566,151	867,045
NET ASSETS
Beginning of Year	1,289,369	1,282,543	375,765,099	348,099,793	50,850,100	49,983,055
End of Year	$1,401,445	$1,289,369	$330,627,785	$375,765,099	$60,416,251	$50,850,100

	Emerging Markets Debt (1)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$23,848	$-	$85,841	$-	$447,194
Realized gain (loss) on investments	(31,798)	5,582	3,006,747	2,258,689	40,722	(949,842)
Change in net unrealized appreciation (depreciation) on investments	(151,527)	15,524	12,223,379	5,804,753	13,720,736	6,565,600
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,325)	44,954	15,230,126	8,149,283	13,761,458	6,062,952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	165,174	37,860	4,362,218	4,486,022	3,608,946	3,282,418
Transfers between variable and fixed accounts, net	2,080,507	1,088,453	5,102,445	(3,913,293)	4,155,806	1,096,716
Policy maintenance charges	(82,061)	(15,343)	(3,284,483)	(3,300,977)	(2,914,577)	(2,784,050)
Policy benefits and terminations	(3,018)	-	(2,674,334)	(2,286,282)	(2,023,383)	(2,015,478)
Other	(16,143)	(6,614)	(149,518)	(275,298)	(164,225)	(730,202)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,144,459	1,104,356	3,356,328	(5,289,828)	2,662,567	(1,150,596)
NET INCREASE IN NET ASSETS	1,961,134	1,149,310	18,586,454	2,859,455	16,424,025	4,912,356
NET ASSETS
Beginning of Year or Period	1,149,310	-	50,903,024	48,043,569	41,195,787	36,283,431
End of Year or Period	$3,110,444	$1,149,310	$69,489,478	$50,903,024	$57,619,812	$41,195,787

(1) Operations commenced on May 2, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$567,128	$-	$659,954	$-	$9,753,076
Realized gain on investments	2,117,798	2,399,499	1,756,078	538,536	11,043,099	5,760,612
Change in net unrealized appreciation on investments	9,509,264	1,992,821	10,473,885	3,452,820	119,801,992	44,057,415
Net Increase in Net Assets Resulting from Operations	11,627,062	4,959,448	12,229,963	4,651,310	130,845,091	59,571,103
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,890,566	2,459,578	2,780,498	2,530,826	21,267,162	21,351,648
Transfers between variable and fixed accounts, net	5,938,923	(51,433)	2,554,839	8,046,917	(12,215,640)	(738,718)
Policy maintenance charges	(2,176,342)	(1,941,000)	(2,308,957)	(2,108,368)	(21,258,693)	(21,266,865)
Policy benefits and terminations	(1,467,923)	(1,335,767)	(3,106,879)	(1,509,960)	(17,981,977)	(19,732,164)
Other	(276,141)	(92,465)	(261,173)	(325,479)	(1,117,285)	(1,354,922)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,909,083	(961,087)	(341,672)	6,633,936	(31,306,433)	(21,741,021)
NET INCREASE IN NET ASSETS	16,536,145	3,998,361	11,888,291	11,285,246	99,538,658	37,830,082
NET ASSETS
Beginning of Year	30,850,534	26,852,173	41,086,893	29,801,647	423,040,083	385,210,001
End of Year	$47,386,679	$30,850,534	$52,975,184	$41,086,893	$522,578,741	$423,040,083

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$1,430,163	$-	$-
Realized gain (loss) on investments	1,653,621	5,405,525	(4,445,524)	52,953,944	2,064,165	6,057,037
Change in net unrealized appreciation (depreciation) on investments	5,390,666	503,878	56,633,476	(27,658,951)	10,652,605	(56,915)
Net Increase in Net Assets Resulting from Operations	7,044,287	5,909,403	52,187,952	26,725,156	12,716,770	6,000,122
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,788,007	2,328,085	9,431,163	10,972,606	2,530,978	2,893,946
Transfers between variable and fixed accounts, net	(4,995,010)	(8,402,636)	(5,006,205)	(5,552,993)	(1,115,285)	(1,329,445)
Policy maintenance charges	(1,563,264)	(1,813,052)	(10,103,740)	(10,236,159)	(2,299,187)	(3,067,130)
Policy benefits and terminations	(1,229,544)	(1,266,543)	(9,639,628)	(10,822,084)	(2,046,406)	(2,179,293)
Other	(229,344)	(249,924)	(811,795)	(548,475)	(208,138)	(384,499)
Net Decrease in Net Assets Derived from Policy Transactions	(6,229,155)	(9,404,070)	(16,130,205)	(16,187,105)	(3,138,038)	(4,066,421)
NET INCREASE (DECREASE) IN NET ASSETS	815,132	(3,494,667)	36,057,747	10,538,051	9,578,732	1,933,701
NET ASSETS
Beginning of Year	24,337,096	27,831,763	161,823,725	151,285,674	35,574,260	33,640,559
End of Year	$25,152,228	$24,337,096	$197,881,472	$161,823,725	$45,152,992	$35,574,260

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$1,767,421	$-	$44,402	$-	$1,536,847
Realized gain (loss) on investments	(191,681)	888,056	(10,908)	284,187	(1,170,472)	5,751,192
Change in net unrealized appreciation on investments	29,008,753	10,638,954	2,328,522	573,054	47,131,043	16,035,338
Net Increase in Net Assets Resulting from Operations	28,817,072	13,294,431	2,317,614	901,643	45,960,571	23,323,377
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,844,492	5,378,533	391,558	359,737	8,781,034	8,976,914
Transfers between variable and fixed accounts, net	1,301,048	1,838,572	2,469,320	(318,138)	(4,543,059)	(1,526,387)
Policy maintenance charges	(4,825,539)	(5,439,265)	(326,214)	(271,058)	(9,196,585)	(9,317,312)
Policy benefits and terminations	(4,780,329)	(4,437,215)	(120,722)	(85,406)	(8,473,147)	(9,472,958)
Other	(672,209)	(382,577)	18,107	(2,085)	(796,399)	(278,435)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,132,537)	(3,041,952)	2,432,049	(316,950)	(14,228,156)	(11,618,178)
NET INCREASE IN NET ASSETS	24,684,535	10,252,479	4,749,663	584,693	31,732,415	11,705,199
NET ASSETS
Beginning of Year	91,817,015	81,564,536	5,432,352	4,847,659	152,244,951	140,539,752
End of Year	$116,501,550	$91,817,015	$10,182,015	$5,432,352	$183,977,366	$152,244,951

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$624,124	$-	$173,202	$-	$47,486
Realized gain (loss) on investments	(6,175,727)	9,785,630	2,344,382	12,190,805	1,230,122	(424,762)
Change in net unrealized appreciation (depreciation) on investments	36,386,526	(3,702,204)	10,197,984	(9,525,306)	1,327,681	1,143,132
Net Increase in Net Assets Resulting from Operations	30,210,799	6,707,550	12,542,366	2,838,701	2,557,803	765,856
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,198,580	6,031,378	2,948,694	3,042,335	768,984	486,165
Transfers between variable and fixed accounts, net	(6,126,287)	(6,352,117)	(1,861,398)	(582,238)	6,003,443	(2,033,933)
Policy maintenance charges	(4,710,827)	(5,192,618)	(2,273,707)	(2,432,892)	(531,163)	(348,694)
Policy benefits and terminations	(4,918,499)	(5,017,429)	(1,941,265)	(1,980,712)	(432,708)	(212,541)
Other	(213,236)	(383,107)	(221,346)	(275,395)	(40,168)	(24,443)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,770,269)	(10,913,893)	(3,349,022)	(2,228,902)	5,768,388	(2,133,446)
NET INCREASE (DECREASE) IN NET ASSETS	19,440,530	(4,206,343)	9,193,344	609,799	8,326,191	(1,367,590)
NET ASSETS
Beginning of Year	89,338,004	93,544,347	39,722,714	39,112,915	4,409,364	5,776,954
End of Year	$108,778,534	$89,338,004	$48,916,058	$39,722,714	$12,735,555	$4,409,364

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$194,534	$-	$24,082	$-	$1,768,663
Realized gain (loss) on investments	190,309	(336,360)	1,839,674	3,959,814	398,409	(4,156,757)
Change in net unrealized appreciation (depreciation) on investments	3,674,204	1,716,887	8,224,700	(390,685)	62,921,602	27,335,418
Net Increase in Net Assets Resulting from Operations	3,864,513	1,575,061	10,064,374	3,593,211	63,320,011	24,947,324
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	818,511	810,264	2,293,897	2,132,545	8,042,386	8,191,145
Transfers between variable and fixed accounts, net	1,921,886	532,228	1,569,302	(1,427,264)	2,452,667	(8,625,870)
Policy maintenance charges	(679,967)	(614,538)	(1,830,376)	(1,762,877)	(9,365,361)	(8,957,098)
Policy benefits and terminations	(648,976)	(759,851)	(2,014,124)	(2,256,309)	(8,175,002)	(9,919,894)
Other	38,031	(29,099)	(200,638)	(9,526)	(281,971)	325,136
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,449,485	(60,996)	(181,939)	(3,323,431)	(7,327,281)	(18,986,581)
NET INCREASE IN NET ASSETS	5,313,998	1,514,065	9,882,435	269,780	55,992,730	5,960,743
NET ASSETS
Beginning of Year	11,291,750	9,777,685	29,560,556	29,290,776	169,527,754	163,567,011
End of Year	$16,605,748	$11,291,750	$39,442,991	$29,560,556	$225,520,484	$169,527,754

	Small-Cap Value		Value Advantage (1)		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$1,063,276	$-		$-	$-
Realized gain on investments	3,757,639	5,096,283	944		4,016,805	3,816,584
Change in net unrealized appreciation (depreciation) on investments	13,340,273	(577,779)	5,827		13,811,438	2,186,324
Net Increase in Net Assets Resulting from Operations	17,097,912	5,581,780	6,771		17,828,243	6,002,908
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,534,433	3,499,293	803		2,307,359	2,062,480
Transfers between variable and fixed accounts, net	357,589	(1,204,616)	110,642		1,735,389	5,115,636
Policy maintenance charges	(2,776,658)	(2,917,454)	(2,217)		(2,025,977)	(1,536,805)
Policy benefits and terminations	(2,656,304)	(2,524,912)	-		(1,701,541)	(1,379,605)
Other	(289,403)	(465,741)	7		89,150	(205,757)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,830,343)	(3,613,430)	109,235		404,380	4,055,949
NET INCREASE IN NET ASSETS	15,267,569	1,968,350	116,006		18,232,623	10,058,857
NET ASSETS
Beginning of Year or Period	53,476,889	51,508,539	-		31,845,428	21,786,571
End of Year or Period	$68,744,458	$53,476,889	$116,006		$50,078,051	$31,845,428

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$1,042,308	$-	$-	$-	$978,123
Realized gain (loss) on investments	2,230,180	5,054,567	(626,816)	789,685	5,106,098	12,658,887
Change in net unrealized appreciation (depreciation) on investments	(744,500)	6,918,631	3,472,934	(7,909)	5,869,862	10,907,640
Net Increase in Net Assets Resulting from Operations	1,485,680	13,015,506	2,846,118	781,776	10,975,960	24,544,650
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,092,645	4,484,853	903,055	1,137,082	6,561,946	6,762,047
Transfers between variable and fixed accounts, net	1,151,963	(450,531)	304,448	259,988	(172,900)	2,556,767
Policy maintenance charges	(3,594,836)	(3,910,355)	(761,558)	(944,106)	(5,558,556)	(5,688,079)
Policy benefits and terminations	(3,978,062)	(3,252,475)	(921,997)	(947,193)	(4,824,623)	(4,488,193)
Other	(1,684,578)	(1,377,491)	(71,560)	(126,287)	(1,259,193)	(1,898,575)
Net Decrease in Net Assets Derived from Policy Transactions	(4,012,868)	(4,505,999)	(547,612)	(620,516)	(5,253,326)	(2,756,033)
NET INCREASE (DECREASE) IN NET ASSETS	(2,527,188)	8,509,507	2,298,506	161,260	5,722,634	21,788,617
NET ASSETS
Beginning of Year	90,620,090	82,110,583	12,956,742	12,795,482	136,308,739	114,520,122
End of Year	$88,092,902	$90,620,090	$15,255,248	$12,956,742	$142,031,373	$136,308,739

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$2,031,912	$-	$217,520	$-	$3,944,660
Realized gain (loss) on investments	833,920	(8,045,091)	(517,372)	(284,271)	(11,165,459)	(12,162,305)
Change in net unrealized appreciation on investments	23,327,943	33,261,604	3,086,460	1,450,183	37,778,693	26,844,954
Net Increase in Net Assets Resulting from Operations	24,161,863	27,248,425	2,569,088	1,383,432	26,613,234	18,627,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,459,964	6,747,891	648,806	731,585	8,238,730	7,917,772
Transfers between variable and fixed accounts, net	15,253,735	990,450	1,661,160	107,630	3,803,849	7,038,057
Policy maintenance charges	(6,188,979)	(7,161,184)	(578,709)	(515,800)	(6,752,415)	(6,354,094)
Policy benefits and terminations	(4,883,207)	(4,377,908)	(458,027)	(318,187)	(6,894,414)	(6,469,207)
Other	(20,919,082)	(2,367,199)	(104,770)	(29,188)	(560,668)	(342,633)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,277,569)	(6,167,950)	1,168,460	(23,960)	(2,164,918)	1,789,895
NET INCREASE IN NET ASSETS	14,884,294	21,080,475	3,737,548	1,359,472	24,448,316	20,417,204
NET ASSETS
Beginning of Year	143,146,703	122,066,228	8,493,563	7,134,091	124,479,601	104,062,397
End of Year	$158,030,997	$143,146,703	$12,231,111	$8,493,563	$148,927,917	$124,479,601

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Currency Strategies (1)		Global Absolute Return (1)		Precious Metals (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-		$-
Realized loss on investments	(2,905)		(39,779)		(2,036)
Change in net unrealized appreciation (depreciation) on investments	(1,318)		13,900		(136,825)
Net Decrease in Net Assets Resulting from Operations	(4,223)		(25,879)		(138,861)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,381		5,138		13,343
Transfers between variable and fixed accounts, net	109,223		1,024,605		968,328
Policy maintenance charges	(2,271)		(12,976)		(10,384)
Policy benefits and terminations	-		(7,157)		(10,703)
Other	157		(1,256)		(241)
Net Increase in Net Assets Derived from Policy Transactions	115,490		1,008,354		960,343
NET INCREASE IN NET ASSETS	111,267		982,475		821,482
NET ASSETS
Beginning of Period	-		-		-
End of Period	$111,267		$982,475		$821,482

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$121,575	$-	$36,252	$-	$105,471
Realized gain on investments	162,999	220,627	25,317	104,660	122,423	227,869
Change in net unrealized appreciation on investments	2,236,735	560,914	215,872	56,669	1,432,158	331,121
Net Increase in Net Assets Resulting from Operations	2,399,734	903,116	241,189	197,581	1,554,581	664,461
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,608,926	785,609	342,280	231,006	1,492,313	689,882
Transfers between variable and fixed accounts, net	6,297,576	1,176,521	541,925	490,537	4,681,045	963,189
Policy maintenance charges	(913,619)	(610,615)	(208,729)	(179,273)	(1,007,469)	(514,881)
Policy benefits and terminations	(204,735)	(494,512)	(135,158)	(164,995)	(164,529)	(81,283)
Other	(155,715)	(68,254)	(312,958)	236,276	(58,170)	(73,181)
Net Increase in Net Assets Derived from Policy Transactions	6,632,433	788,749	227,360	613,551	4,943,190	983,726
NET INCREASE IN NET ASSETS	9,032,167	1,691,865	468,549	811,132	6,497,771	1,648,187
NET ASSETS
Beginning of Year	7,282,857	5,590,992	2,611,762	1,800,630	7,419,437	5,771,250
End of Year	$16,315,024	$7,282,857	$3,080,311	$2,611,762	$13,917,208	$7,419,437

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

			Portfolio Optimization		Portfolio Optimization
	Pacific Dynamix - Growth		Conservative		Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$140,893	$-	$685,813	$-	$1,143,475
Realized gain on investments	143,642	394,215	723,897	173,195	978,074	570,330
Change in net unrealized appreciation on investments	2,309,683	579,284	62,952	1,416,710	3,049,487	3,965,912
Net Increase in Net Assets Resulting from Operations	2,453,325	1,114,392	786,849	2,275,718	4,027,561	5,679,717
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,098,867	956,797	1,664,905	1,721,215	3,423,486	3,622,740
Transfers between variable and fixed accounts, net	4,103,120	2,045,702	(2,112,224)	5,952,679	(981,241)	1,398,196
Policy maintenance charges	(748,207)	(467,779)	(1,787,780)	(1,663,784)	(3,097,811)	(3,384,641)
Policy benefits and terminations	(230,599)	(186,817)	(1,571,373)	(1,063,392)	(2,710,576)	(5,494,647)
Other	(283,588)	(316,328)	(95,265)	(125,548)	(1,230,931)	(277,124)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,939,593	2,031,575	(3,901,737)	4,821,170	(4,597,073)	(4,135,476)
NET INCREASE (DECREASE) IN NET ASSETS	7,392,918	3,145,967	(3,114,888)	7,096,888	(569,512)	1,544,241
NET ASSETS
Beginning of Year	10,396,989	7,251,022	29,150,617	22,053,729	51,103,408	49,559,167
End of Year	$17,789,907	$10,396,989	$26,035,729	$29,150,617	$50,533,896	$51,103,408

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate		Growth		Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$4,133,528	$-	$4,423,298	$-	$1,400,333
Realized gain on investments	2,514,573	843,461	3,521,888	1,068,820	1,426,338	467,605
Change in net unrealized appreciation on investments	23,702,289	19,041,195	42,326,153	27,660,843	20,015,766	12,018,425
Net Increase in Net Assets Resulting from Operations	26,216,862	24,018,184	45,848,041	33,152,961	21,442,104	13,886,363
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,539,032	18,447,228	25,177,128	27,065,214	12,490,603	12,031,971
Transfers between variable and fixed accounts, net	4,946,709	3,623,289	2,804,573	(7,435,679)	2,579,101	(5,051,485)
Policy maintenance charges	(13,816,931)	(13,913,992)	(17,152,921)	(17,631,056)	(7,185,102)	(7,584,583)
Policy benefits and terminations	(12,464,423)	(10,861,232)	(10,878,438)	(14,908,194)	(5,311,914)	(5,476,749)
Other	(946,689)	(617,363)	(1,604,084)	(775,814)	(1,260,000)	79,038
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,742,302)	(3,322,070)	(1,653,742)	(13,685,529)	1,312,688	(6,001,808)
NET INCREASE IN NET ASSETS	21,474,560	20,696,114	44,194,299	19,467,432	22,754,792	7,884,555
NET ASSETS
Beginning of Year	207,291,815	186,595,701	260,595,899	241,128,467	101,450,510	93,565,955
End of Year	$228,766,375	$207,291,815	$304,790,198	$260,595,899	$124,205,302	$101,450,510

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year/Period Ended December 31, 2013	Period Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Invesco V.I. International Growth Series II (1)		American Century VP Mid Cap Value Class II (2)		BlackRock Basic Value V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$36,824	$11,537	$59,896	$19,954	$194,806	$188,694
Realized gain on investments	157,948	3,929	474,909	27,401	1,879,459	939,431
Change in net unrealized appreciation on investments	425,532	86,772	782,736	95,683	2,747,219	511,113
Net Increase in Net Assets Resulting from Operations	620,304	102,238	1,317,541	143,038	4,821,484	1,639,238
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	228,845	23,205	355,700	3,907	1,046,801	665,959
Transfers between variable and fixed accounts, net	3,035,822	1,821,313	2,973,062	3,040,633	1,616,408	(595,807)
Policy maintenance charges	(173,605)	(28,985)	(165,863)	(13,268)	(714,976)	(653,866)
Policy benefits and terminations	(263,146)	(7,315)	(213,840)	(319)	(589,799)	(959,121)
Other	7,524	(17,202)	(50,997)	197	(38,841)	(180,834)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,835,440	1,791,016	2,898,062	3,031,150	1,319,593	(1,723,669)
NET INCREASE (DECREASE) IN NET ASSETS	3,455,744	1,893,254	4,215,603	3,174,188	6,141,077	(84,431)
NET ASSETS
Beginning of Year or Period	1,893,254	-	3,174,188	-	12,290,939	12,375,370
End of Year or Period	$5,348,998	$1,893,254	$7,389,791	$3,174,188	$18,432,016	$12,290,939

	BlackRock Global Allocation V.I. Class III		Dreyfus Appreciation Service Shares (3)		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$565,666	$713,483	$6,423		$416,787	$503,706
Realized gain (loss) on investments	3,362,711	1,917,317	(974)		1,786,865	(235,944)
Change in net unrealized appreciation on investments	3,160,239	1,659,427	9,240		11,444,499	7,102,563
Net Increase in Net Assets Resulting from Operations	7,088,616	4,290,227	14,689		13,648,151	7,370,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,530,877	3,993,832	6,349		2,991,513	3,183,362
Transfers between variable and fixed accounts, net	4,159	2,425,528	165,237		(2,138,618)	(7,457,982)
Policy maintenance charges	(3,132,613)	(3,070,833)	(19,796)		(2,518,722)	(2,743,577)
Policy benefits and terminations	(1,562,645)	(2,695,561)	(7,285)		(1,927,082)	(2,240,422)
Other	(748,289)	(651,483)	(891)		(335,813)	(317,903)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	91,489	1,483	143,614		(3,928,722)	(9,576,522)
NET INCREASE (DECREASE) IN NET ASSETS	7,180,105	4,291,710	158,303		9,719,429	(2,206,197)
NET ASSETS
Beginning of Year or Period	48,897,804	44,606,094	-		45,491,726	47,697,923
End of Year or Period	$56,077,909	$48,897,804	$158,303		$55,211,155	$45,491,726

(1) Operations commenced on May 31, 2012.

(2) Operations commenced on June 4, 2012.

(3) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14,730	$13,973	$12,391	$13,789	$45,586	$42,710
Realized gain on investments	31,112	50,601	21,635	83,048	76,603	210,848
Change in net unrealized appreciation on investments	10,268	2,485	67,994	87,825	247,197	73,870
Net Increase in Net Assets Resulting from Operations	56,110	67,059	102,020	184,662	369,386	327,428
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,990	79,817	124,052	159,358	195,477	290,116
Transfers between variable and fixed accounts, net	(34,695)	266,794	(123,434)	(1,180,956)	347,616	(485,602)
Policy maintenance charges	(65,861)	(64,346)	(64,278)	(118,714)	(116,726)	(137,204)
Policy benefits and terminations	(50,091)	(159,843)	(6,336)	(18,206)	(103,295)	(405,950)
Other	3,579	910	106	(9,663)	(3,169)	3,794
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,078)	123,332	(69,890)	(1,168,181)	319,903	(734,846)
NET INCREASE (DECREASE) IN NET ASSETS	13,032	190,391	32,130	(983,519)	689,289	(407,418)
NET ASSETS
Beginning of Year	1,155,731	965,340	845,473	1,828,992	2,467,460	2,874,878
End of Year	$1,168,763	$1,155,731	$877,603	$845,473	$3,156,749	$2,467,460

	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$125,362	$123,690	$98,616	$75,801	$117,721	$119,779
Realized gain (loss) on investments	192,111	217,236	407,404	(85,218)	229,465	83,067
Change in net unrealized appreciation on investments	814,461	247,839	476,221	698,844	1,098,340	248,068
Net Increase in Net Assets Resulting from Operations	1,131,934	588,765	982,241	689,427	1,445,526	450,914
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	664,069	612,336	479,391	412,941	688,224	655,786
Transfers between variable and fixed accounts, net	231,508	2,432,084	1,264,443	220,082	409,214	3,212,386
Policy maintenance charges	(431,655)	(281,766)	(352,060)	(296,067)	(414,979)	(249,951)
Policy benefits and terminations	(169,198)	(92,398)	(736,839)	(476,284)	(95,922)	(121,203)
Other	(10,606)	16,774	6,250	(50,749)	(27,880)	290
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	284,118	2,687,030	661,185	(190,077)	558,657	3,497,308
NET INCREASE IN NET ASSETS	1,416,052	3,275,795	1,643,426	499,350	2,004,183	3,948,222
NET ASSETS
Beginning of Year	7,007,998	3,732,203	4,806,081	4,306,731	6,442,203	2,493,981
End of Year	$8,424,050	$7,007,998	$6,449,507	$4,806,081	$8,446,386	$6,442,203

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012

	Fidelity VIP Freedom 2035 Service Class 2 (1)		Fidelity VIP Freedom 2045 Service Class 2 (2)		Fidelity VIP Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,826	$1,520	$9,840	$2,700	$2,428	$15,905
Realized gain on investments	10,888	362	25,872	1,336	360,875	415,573
Change in net unrealized appreciation on investments	58,744	154	55,948	1,326	1,234,524	219,219
Net Increase in Net Assets Resulting from Operations	78,458	2,036	91,660	5,362	1,597,827	650,697
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	105,436	8,513	115,788	10,254	339,701	296,928
Transfers between variable and fixed accounts, net	431,509	75,721	391,395	137,193	115,680	(186,210)
Policy maintenance charges	(55,781)	(2,045)	(62,404)	(6,400)	(245,554)	(244,059)
Policy benefits and terminations	(830)	-	-	-	(184,269)	(764,056)
Other	(47)	(1)	275	2	(36,296)	(50,672)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	480,287	82,188	445,054	141,049	(10,738)	(948,069)
NET INCREASE (DECREASE) IN NET ASSETS	558,745	84,224	536,714	146,411	1,587,089	(297,372)
NET ASSETS
Beginning of Year or Period	84,224	-	146,411	-	4,368,280	4,665,652
End of Year or Period	$642,969	$84,224	$683,125	$146,411	$5,955,369	$4,368,280

	Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign Securities Class 2 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$95,985	$119,644	$32,559	$14,441	$66,270	$2,676
Realized gain on investments	5,861,236	2,360,622	842,214	157,203	195,335	9,754
Change in net unrealized appreciation on investments	4,586,646	1,793,474	471,930	628,635	567,794	51,873
Net Increase in Net Assets Resulting from Operations	10,543,867	4,273,740	1,346,703	800,279	829,399	64,303
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,958,553	1,855,780	456,361	348,282	254,224	12,999
Transfers between variable and fixed accounts, net	(2,239,086)	(2,271,520)	(68,910)	691,334	6,294,171	1,098,384
Policy maintenance charges	(1,349,611)	(1,424,229)	(276,937)	(231,335)	(195,507)	(10,044)
Policy benefits and terminations	(1,099,465)	(1,128,967)	(349,585)	(347,747)	(68,974)	(20,989)
Other	(116,486)	(317,311)	(22,358)	(25,565)	5,007	(1,745)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,846,095)	(3,286,247)	(261,429)	434,969	6,288,921	1,078,605
NET INCREASE IN NET ASSETS	7,697,772	987,493	1,085,274	1,235,248	7,118,320	1,142,908
NET ASSETS
Beginning of Year or Period	31,002,299	30,014,806	4,068,095	2,832,847	1,142,908	-
End of Year or Period	$38,700,071	$31,002,299	$5,153,369	$4,068,095	$8,261,228	$1,142,908

(1)	Operations commenced on August 1, 2012.
(2)	Operations commenced on June 4, 2012.
(3)	Operations commenced on May 18, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Templeton Global Bond Securities Class 2		GE Investments Total Return Class 3		Janus Aspen Series Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,193,895	$2,248,628	$20,857	$12,103	$862,996	$208,896
Realized gain (loss) on investments	(275,494)	(43,272)	114,951	(5,586)	(4,622,955)	2,343,576
Change in net unrealized appreciation (depreciation) on investments	(1,258,054)	2,803,611	25,670	55,335	7,099,446	1,219,324
Net Increase in Net Assets Resulting from Operations	660,347	5,008,967	161,478	61,852	3,339,487	3,771,796
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,944,451	2,297,102	130,107	92,984	1,779,002	2,404,760
Transfers between variable and fixed accounts, net	69,148	10,700,281	654,404	420,978	(11,179,616)	(7,383,122)
Policy maintenance charges	(2,041,760)	(1,768,321)	(79,011)	(68,080)	(1,162,122)	(1,454,880)
Policy benefits and terminations	(2,768,738)	(828,169)	(69,877)	(31,914)	(573,824)	(1,431,417)
Other	(503,232)	115,064	(13,461)	(6,895)	(158,779)	(215,797)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,300,131)	10,515,957	622,162	407,073	(11,295,339)	(8,080,456)
NET INCREASE (DECREASE) IN NET ASSETS	(1,639,784)	15,524,924	783,640	468,925	(7,955,852)	(4,308,660)
NET ASSETS
Beginning of Year	44,844,075	29,319,151	915,384	446,459	29,892,179	34,200,839
End of Year	$43,204,291	$44,844,075	$1,699,024	$915,384	$21,936,327	$29,892,179

	Janus Aspen Series Enterprise Service Shares		Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,238	$-	$9,131	$10,119	$2,981	$2,926
Realized gain on investments	1,059,183	339,515	199,451	72,158	906,850	156,390
Change in net unrealized appreciation on investments	302,540	250,273	46,041	34,015	922,688	90,054
Net Increase in Net Assets Resulting from Operations	1,379,961	589,788	254,623	116,292	1,832,519	249,370
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	274,978	220,715	122,419	114,027	966,176	372,907
Transfers between variable and fixed accounts, net	(525,837)	706,428	71,614	106,284	5,081,335	276,920
Policy maintenance charges	(229,656)	(199,032)	(93,572)	(73,709)	(388,568)	(149,326)
Policy benefits and terminations	(135,907)	(99,221)	(133,311)	(46,052)	(76,962)	(36,324)
Other	(49,889)	(15,763)	(48,222)	3,859	(61,171)	(195,096)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(666,311)	613,127	(81,072)	104,409	5,520,810	269,081
NET INCREASE IN NET ASSETS	713,650	1,202,915	173,551	220,701	7,353,329	518,451
NET ASSETS
Beginning of Year	4,419,001	3,216,086	924,787	704,086	1,971,072	1,452,621
End of Year	$5,132,651	$4,419,001	$1,098,338	$924,787	$9,324,401	$1,971,072

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	ClearBridge Variable		Lord Abbett		Lord Abbett
	Mid Cap Core - Class II		Developing Growth Class VC (1)		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,367	$57,271	$-	$-	$39,573	$73,646
Realized gain on investments	1,394,048	435,704	402,613	2,876	3,798,700	282,452
Change in net unrealized appreciation (depreciation) on investments	2,378,019	746,609	117,451	(3,372)	1,112,180	1,196,982
Net Increase (Decrease) in Net Assets Resulting from Operations	3,778,434	1,239,584	520,064	(496)	4,950,453	1,553,080
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	471,223	279,762	92,517	1,828	407,781	292,578
Transfers between variable and fixed accounts, net	5,370,583	1,868,931	2,370,598	42,889	7,379	(9,859)
Policy maintenance charges	(565,405)	(449,153)	(50,116)	(2,156)	(406,777)	(333,124)
Policy benefits and terminations	(59,038)	(85,916)	(33,387)	-	(228,361)	(172,376)
Other	257,270	(34,450)	(22,922)	(50)	(6,208,786)	(2,534,436)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,474,633	1,579,174	2,356,690	42,511	(6,428,764)	(2,757,217)
NET INCREASE (DECREASE) IN NET ASSETS	9,253,067	2,818,758	2,876,754	42,015	(1,478,311)	(1,204,137)
NET ASSETS
Beginning of Year or Period	8,639,373	5,820,615	42,015	-	13,581,125	14,785,262
End of Year or Period	$17,892,440	$8,639,373	$2,918,769	$42,015	$12,102,814	$13,581,125

	Lord Abbett
	Total Return Class VC (2)		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,635		$1,545,446	$1,149,831	$217,756	$15,335
Realized gain (loss) on investments	(7)		(3,233,152)	(8,085,784)	3,691,802	413,633
Change in net unrealized appreciation (depreciation) on investments	(15,637)		11,606,047	17,886,160	7,949,220	5,205,398
Net Increase in Net Assets Resulting from Operations	1,991		9,918,341	10,950,207	11,858,778	5,634,366
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	170,261		3,192,400	3,138,874	2,015,636	2,079,361
Transfers between variable and fixed accounts, net	1,008,845		1,906,720	(5,753,465)	(763,716)	80,926
Policy maintenance charges	(33,147)		(2,337,860)	(2,481,854)	(1,590,528)	(1,780,972)
Policy benefits and terminations	(2,388)		(1,718,022)	(2,242,864)	(928,045)	(1,135,395)
Other	114		(652,735)	(153,597)	(735,023)	(238,455)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,143,685		390,503	(7,492,906)	(2,001,676)	(994,535)
NET INCREASE IN NET ASSETS	1,145,676		10,308,844	3,457,301	9,857,102	4,639,831
NET ASSETS
Beginning of Year or Period	-		58,821,199	55,363,898	33,895,638	29,255,807
End of Year or Period	$1,145,676		$69,130,043	$58,821,199	$43,752,740	$33,895,638

(1) Operations commenced on May 22, 2012.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

					MFS New Discovery Series
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$126,825	$513,290	$151,614	$-	$-
Realized gain on investments	5,967,269	2,251,456	3,329,179	978,540	173,123	232,318
Change in net unrealized appreciation on investments	9,438,848	3,984,929	1,755,998	1,779,629	2,903,578	836,175
Net Increase in Net Assets Resulting from Operations	15,406,117	6,363,210	5,598,467	2,909,783	3,076,701	1,068,493
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,944,791	2,281,089	1,233,522	1,156,956	527,010	420,931
Transfers between variable and fixed accounts, net	(4,582,765)	(1,812,209)	1,122,980	(4,262,133)	4,034,174	595,332
Policy maintenance charges	(1,718,642)	(1,674,736)	(934,367)	(987,258)	(375,630)	(265,831)
Policy benefits and terminations	(1,225,647)	(1,204,442)	(629,269)	(691,182)	(157,228)	(242,406)
Other	(49,163)	(257,838)	(149,830)	(178,671)	(110,612)	(190,911)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,631,426)	(2,668,136)	643,036	(4,962,288)	3,917,714	317,115
NET INCREASE (DECREASE) IN NET ASSETS	9,774,691	3,695,074	6,241,503	(2,052,505)	6,994,415	1,385,608
NET ASSETS
Beginning of Year	40,942,152	37,247,078	16,449,256	18,501,761	6,337,595	4,951,987
End of Year	$50,716,843	$40,942,152	$22,690,759	$16,449,256	$13,332,010	$6,337,595

	MFS Utilities Series Service Class		Neuberger Berman Socially Responsive I Class (1)		Oppenheimer Global Fund/VA Service Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$269,465	$982,341	$424		$99
Realized gain on investments	2,307,515	1,095,488	711		2,701
Change in net unrealized appreciation (depreciation) on investments	173,722	(154,978)	10,462		76,628
Net Increase in Net Assets Resulting from Operations	2,750,702	1,922,851	11,597		79,428
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	620,866	620,670	3,938		33,246
Transfers between variable and fixed accounts, net	(4,356,478)	(3,357,102)	125,392		1,057,824
Policy maintenance charges	(553,686)	(702,137)	(1,548)		(14,461)
Policy benefits and terminations	(413,917)	(568,057)	(628)		-
Other	(7,968)	(71,099)	(388)		(108)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,711,183)	(4,077,725)	126,766		1,076,501
NET INCREASE (DECREASE) IN NET ASSETS	(1,960,481)	(2,154,874)	138,363		1,155,929
NET ASSETS
Beginning of Year or Period	15,505,053	17,659,927	-		-
End of Year or Period	$13,544,572	$15,505,053	$138,363		$1,155,929

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	PIMCO Global		Royce Micro-Cap		T. Rowe Price
	Multi-Asset - Advisor Class		Service Class		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$267,294	$362,585	$6,365	$-	$-	$-
Realized gain (loss) on investments	(122,795)	(364,924)	75,701	(107,884)	3,310,902	1,621,103
Change in net unrealized appreciation (depreciation) on investments	(755,186)	965,972	258,010	168,157	10,220,875	2,087,581
Net Increase (Decrease) in Net Assets Resulting from Operations	(610,687)	963,633	340,076	60,273	13,531,777	3,708,684
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	804,494	794,405	142,377	110,630	3,784,851	1,587,425
Transfers between variable and fixed accounts, net	(3,359,828)	(1,893,348)	104,637	323,985	1,380,606	15,857,663
Policy maintenance charges	(515,657)	(594,833)	(84,598)	(81,820)	(1,660,201)	(1,182,019)
Policy benefits and terminations	(239,933)	(1,177,113)	(44,270)	(126,481)	(1,077,113)	(824,760)
Other	(53,498)	(25,870)	(16,368)	(37,085)	(136,369)	(152,752)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,364,422)	(2,896,759)	101,778	189,229	2,291,774	15,285,557
NET INCREASE (DECREASE) IN NET ASSETS	(3,975,109)	(1,933,126)	441,854	249,502	15,823,551	18,994,241
NET ASSETS
Beginning of Year	11,164,519	13,097,645	1,574,328	1,324,826	34,532,015	15,537,774
End of Year	$7,189,410	$11,164,519	$2,016,182	$1,574,328	$50,355,566	$34,532,015

	T. Rowe Price		Van Eck VIP Global
	Equity Income - II		Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$717,751	$906,091	$399,691	$386,684
Realized gain on investments	2,862,175	2,769,362	5,504,024	2,280,951
Change in net unrealized appreciation (depreciation) on investments	10,062,495	3,542,380	(455,279)	(429,974)
Net Increase in Net Assets Resulting from Operations	13,642,421	7,217,833	5,448,436	2,237,661
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,340,064	2,614,758	2,844,354	3,427,626
Transfers between variable and fixed accounts, net	4,083,048	(5,429,605)	(9,491,691)	(2,311,080)
Policy maintenance charges	(2,242,858)	(2,015,916)	(2,531,645)	(2,982,172)
Policy benefits and terminations	(1,459,033)	(1,380,684)	(2,004,263)	(2,417,692)
Other	57,950	(10,288)	(224,737)	(318,663)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,779,171	(6,221,735)	(11,407,982)	(4,601,981)
NET INCREASE (DECREASE) IN NET ASSETS	18,421,592	996,098	(5,959,546)	(2,364,320)
NET ASSETS
Beginning of Year	43,941,614	42,945,516	61,998,655	64,362,975
End of Year	$62,363,206	$43,941,614	$56,039,109	$61,998,655

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
2013	$23.40	7,411,295	$173,452,067	0.00%	0.00%	0.00%
2012(5)	23.40	8,405,119	196,711,710	0.00%	0.00%	0.00%
2011	23.40	9,807,833	229,540,525	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
Diversified Bond
2013	$13.75	1,384,959	$19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	0.00%	3.18%	8.37%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
Floating Rate Income (6)
05/01/2013 -12/31/2013	$10.22	108,683	$1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2013	$10.72	1,963,634	$21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	0.00%	5.83%	8.10%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
High Yield Bond
2013	$63.62	1,458,347	$92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	0.00%	6.75%	15.30%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
Inflation Managed
2013	$55.91	1,863,131	$104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	0.00%	2.31%	9.87%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
Inflation Protected
2013	$10.32	135,740	$1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.00%	0.44%	5.51%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
2013	$61.65	5,362,756	$330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	0.00%	5.08%	10.72%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
Short Duration Bond
2013	$12.60	4,795,771	$60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.00%	0.79%	3.19%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
Emerging Markets Debt
2013	$10.35	300,584	$3,110,444	0.00%	0.00%	(6.44%)
05/02/2012 - 12/31/2012	11.06	103,918	1,149,310	0.00%	8.50%	10.60%
American Funds Growth
2013	$19.62	3,542,126	$69,489,478	0.00%	0.00%	29.63%
2012	15.13	3,363,540	50,903,024	0.00%	0.17%	17.45%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010(5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
American Funds Growth-Income
2013	$18.06	3,191,171	$57,619,812	0.00%	0.00%	32.99%
2012	13.58	3,034,288	41,195,787	0.00%	1.14%	17.06%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010(5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
Comstock
2013	$18.37	2,579,254	$47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	0.00%	1.94%	18.54%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%

See Notes to Financial Statements	H-26	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Dividend Growth
2013	$20.30	2,609,334	$52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	0.00%	1.84%	14.55%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
Equity Index
2013	$80.40	6,499,445	$522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	0.00%	2.39%	15.77%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
Focused 30
2013	$20.20	1,244,868	$25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
Growth
2013	$67.57	2,928,479	$197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.00%	0.89%	18.24%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
Large-Cap Growth
2013	$11.88	3,802,112	$45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
Large-Cap Value
2013	$24.51	4,753,645	$116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	0.00%	1.99%	16.40%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
Long/Short Large-Cap
2013	$14.69	693,301	$10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.00%	0.83%	18.09%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
Main Street Core
2013	$78.64	2,339,373	$183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	0.00%	1.02%	17.02%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
Mid-Cap Equity
2013	$36.04	3,018,583	$108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.00%	0.67%	7.35%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
Mid-Cap Growth
2013	$15.20	3,219,018	$48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.00%	0.44%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
Mid-Cap Value
2013	$25.54	498,596	$12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.00%	0.90%	14.49%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%
Small-Cap Equity
2013	$25.48	651,676	$16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	0.00%	1.85%	15.93%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%

See Notes to Financial Statements	H-27	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Small-Cap Growth
2013	$22.49	1,753,971	$39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.00%	0.08%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
Small-Cap Index
2013	$30.46	7,403,781	$225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	0.00%	1.06%	16.13%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
Small-Cap Value
2013	$38.18	1,800,314	$68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	0.00%	1.99%	11.09%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
Value Advantage (6)
05/06/2013 - 12/31/2013	$11.68	9,931	$116,006	0.00%	0.00%	15.34%
Health Sciences
2013	$37.91	1,320,901	$50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
Real Estate
2013	$47.72	1,845,862	$88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	0.00%	1.17%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
Technology
2013	$9.03	1,688,983	$15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
Emerging Markets
2013	$43.68	3,251,471	$142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.00%	0.77%	21.52%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
International Large-Cap
2013	$15.90	9,938,692	$158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	0.00%	1.53%	22.53%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
International Small-Cap
2013	$12.30	994,721	$12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	0.00%	2.85%	19.44%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
International Value
2013	$29.78	5,000,840	$148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	0.00%	3.58%	17.82%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
Currency Strategies (6)
05/07/2013 - 12/31/2013	$10.04	11,086	$111,267	0.00%	0.00%	(1.27%)
Global Absolute Return (6)
05/16/2013 - 12/31/2013	$9.63	102,063	$982,475	0.00%	0.00%	(4.62%)
Precious Metals (6)
05/03/2013 - 12/31/2013	$7.64	107,583	$821,482	0.00%	0.00%	(24.14%)
American Funds Asset Allocation
2013	$20.94	779,135	$16,315,024	0.00%	0.00%	23.28%
2012	16.99	428,775	7,282,857	0.00%	1.92%	15.71%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%

See Notes to Financial Statements	H-28	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Pacific Dynamix - Conservative Growth
2013	$15.52	198,457	$3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	0.00%	1.54%	9.42%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%
Pacific Dynamix - Moderate Growth
2013	$17.28	805,602	$13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	0.00%	1.77%	11.74%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%
Pacific Dynamix - Growth
2013	$19.12	930,513	$17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	0.00%	1.54%	13.76%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%
Portfolio Optimization Conservative
2013	$11.29	2,306,800	$26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	0.00%	2.88%	10.11%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate-Conservative
2013	$11.68	4,324,913	$50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	0.00%	2.19%	11.65%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
2013	$11.97	19,114,004	$228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	0.00%	2.08%	12.94%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
2013	$12.24	24,897,615	$304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	0.00%	1.73%	14.02%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive-Growth
2013	$12.34	10,069,033	$124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	0.00%	1.41%	15.17%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)
Invesco V.I. International Growth Series II
2013	$12.43	430,205	$5,348,998	0.00%	1.08%	18.72%
05/31/2012 - 12/31/2012	10.47	180,770	1,893,254	0.00%	2.17%	16.42%
American Century VP Mid Cap Value Class II
2013	$13.80	535,505	$7,389,791	0.00%	1.10%	29.90%
06/04/2012 - 12/31/2012	10.62	298,794	3,174,188	0.00%	2.14%	15.42%
BlackRock Basic Value V.I. Class III
2013	$17.87	1,031,554	$18,432,016	0.00%	1.23%	37.65%
2012	12.98	946,820	12,290,939	0.00%	1.50%	13.81%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
BlackRock Global Allocation V.I. Class III
2013	$19.20	2,921,329	$56,077,909	0.00%	1.08%	14.42%
2012	16.78	2,914,495	48,897,804	0.00%	1.47%	9.97%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
Dreyfus Appreciation Service Shares (6)
05/16/2013 - 12/31/2013	$11.06	14,318	$158,303	0.00%	1.22%	8.14%
Fidelity VIP Contrafund Service Class 2
2013	$20.17	2,737,871	$55,211,155	0.00%	0.82%	30.95%
2012	15.40	2,954,145	45,491,726	0.00%	1.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
Fidelity VIP Freedom Income Service Class 2
2013	$12.48	93,667	$1,168,763	0.00%	1.23%	5.21%
2012	11.86	97,447	1,155,731	0.00%	1.27%	6.26%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%

See Notes to Financial Statements	H-29	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Fidelity VIP Freedom 2010 Service Class 2
2013	$13.01	67,455	$877,603	0.00%	1.53%	13.20%
2012	11.49	73,561	845,473	0.00%	0.79%	11.58%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
Fidelity VIP Freedom 2015 Service Class 2
2013	$12.86	245,377	$3,156,749	0.00%	1.67%	14.10%
2012	11.27	218,849	2,467,460	0.00%	1.48%	11.90%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
Fidelity VIP Freedom 2020 Service Class 2
2013	$12.53	672,260	$8,424,050	0.00%	1.62%	15.63%
2012	10.84	646,692	7,007,998	0.00%	2.69%	13.07%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
Fidelity VIP Freedom 2025 Service Class 2
2013	$12.95	498,012	$6,449,507	0.00%	1.82%	19.71%
2012	10.82	444,275	4,806,081	0.00%	1.51%	14.80%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
Fidelity VIP Freedom 2030 Service Class 2
2013	$12.46	677,750	$8,446,386	0.00%	1.59%	21.41%
2012	10.26	627,596	6,442,203	0.00%	3.34%	15.18%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
Fidelity VIP Freedom 2035 Service Class 2
2013	$12.98	49,518	$642,969	0.00%	2.57%	24.50%
08/01/2012 - 12/31/2012	10.43	8,076	84,224	0.00%	9.22%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2013	$13.12	52,055	$683,125	0.00%	2.51%	25.76%
06/04/2012 - 12/31/2012	10.43	14,031	146,411	0.00%	7.08%	15.11%
Fidelity VIP Growth Service Class 2
2013	$18.68	318,727	$5,955,369	0.00%	0.05%	36.00%
2012	13.74	317,950	4,368,280	0.00%	0.32%	14.40%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
Fidelity VIP Mid Cap Service Class 2
2013	$22.64	1,709,116	$38,700,071	0.00%	0.28%	35.87%
2012	16.67	1,860,258	31,002,299	0.00%	0.38%	14.56%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
Fidelity VIP Value Strategies Service Class 2
2013	$18.77	274,620	$5,153,369	0.00%	0.63%	30.18%
2012	14.41	282,221	4,068,095	0.00%	0.42%	27.06%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
Templeton Foreign Securities Class 2
2013	$13.50	612,091	$8,261,228	0.00%	1.84%	22.97%
05/18/2012 - 12/31/2012	10.98	104,131	1,142,908	0.00%	1.32%	22.12%
Templeton Global Bond Securities Class 2
2013	$12.17	3,549,663	$43,204,291	0.00%	5.00%	1.63%
2012	11.98	3,744,411	44,844,075	0.00%	6.48%	15.07%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%
GE Investments Total Return Class 3
2013	$13.21	128,612	$1,699,024	0.00%	1.78%	14.64%
2012	11.52	79,438	915,384	0.00%	1.63%	12.25%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Aspen Series Overseas Service Shares
2013	$11.20	1,958,426	$21,936,327	0.00%	3.17%	14.28%
2012	9.80	3,049,827	29,892,179	0.00%	0.58%	13.18%
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%

See Notes to Financial Statements	H-30	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Janus Aspen Series Enterprise Service Shares
2013	$17.13	299,659	$5,132,651	0.00%	0.36%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
Lazard Retirement U.S. Strategic Equity Service Class
2013	$13.02	84,359	$1,098,338	0.00%	0.89%	28.07%
2012	10.17	90,964	924,787	0.00%	1.33%	14.01%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
ClearBridge Variable Aggressive Growth - Class II
2013	$17.23	541,048	$9,324,401	0.00%	0.06%	47.37%
2012	11.69	168,548	1,971,072	0.00%	0.18%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
ClearBridge Variable Mid Cap Core - Class II
2013	$16.17	1,106,581	$17,892,440	0.00%	0.05%	37.05%
2012	11.80	732,285	8,639,373	0.00%	0.68%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
Lord Abbett Developing Growth Class VC
2013	$15.57	187,471	$2,918,769	0.00%	0.00%	56.68%
05/22/2012 - 12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2013	$15.29	791,610	$12,102,814	0.00%	0.24%	35.76%
2012	11.26	1,205,939	13,581,125	0.00%	0.49%	10.58%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%
Lord Abbett Total Return Class VC (6)
05/31/2013 - 12/31/2013	$9.73	117,785	$1,145,676	0.00%	8.79%	(0.99%)
I
2013	$36.06	1,916,959	$69,130,043	0.00%	2.40%	16.32%
2012	31.00	1,897,358	58,821,199	0.00%	1.96%	20.68%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
II
2013	$38.67	1,131,359	$43,752,740	0.00%	0.58%	36.15%
2012	28.40	1,193,322	33,895,638	0.00%	0.05%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
III
2013	$63.22	802,176	$50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.00%	0.31%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
V
2013	$22.81	994,668	$22,690,759	0.00%	2.73%	34.22%
2012	17.00	967,817	16,449,256	0.00%	0.84%	17.29%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
MFS New Discovery Series Service Class
2013	$19.50	683,662	$13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
MFS Utilities Series Service Class
2013	$15.14	894,580	$13,544,572	0.00%	1.72%	20.21%
2012	12.59	1,231,073	15,505,053	0.00%	6.48%	13.21%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
Neuberger Berman Socially Responsive I Class (6)
05/16/2013 - 12/31/2013	$12.07	11,460	$138,363	0.00%	1.05%	15.57%
Oppenheimer Global Fund/VA Service Shares (6)
05/22/2013 - 12/31/2013	$11.53	100,254	$1,155,929	0.00%	0.04%	12.27%

See Notes to Financial Statements	H-31	See explanation of references on H-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
PIMCO Global Multi-Asset - Advisor Class
2013	$9.16	784,478	$7,189,410	0.00%	3.08%	(7.91%)
2012	9.95	1,121,879	11,164,519	0.00%	3.22%	8.77%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
2013	$13.18	152,971	$2,016,182	0.00%	0.37%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (7)	18.65%
T. Rowe Price Blue Chip Growth - II
2013	$20.95	2,403,200	$50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
T. Rowe Price Equity Income - II
2013	$17.30	3,604,155	$62,363,206	0.00%	1.33%	29.41%
2012	13.37	3,286,271	43,941,614	0.00%	1.89%	16.92%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
Van Eck VIP Global Hard Assets Initial Class
2013	$27.18	2,061,594	$56,039,109	0.00%	0.71%	10.53%
2012	24.59	2,521,100	61,998,655	0.00%	0.61%	3.39%
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 was comprised of eighty-nine subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). All eighty-nine Variable Accounts are presented in the Schedule of Investments on pages G-1 and G-2 of this brochure.

Growth, ClearBridge Variable Aggressive Growth - Class II, and ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds were formerly named Growth LT, Legg Mason ClearBridge Variable Aggressive Growth - Class II, and Legg Mason ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds, respectively. M Large Cap Value Fund, the underlying portfolio for the Variable Account V, was formerly named M Business Opportunity Value Fund.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following nine new Variable Accounts, all of which commenced operations during 2013:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Floating Rate Income	May 1, 2013	Dreyfus Appreciation Service Shares	May 16, 2013
Value Advantage	May 6, 2013	Lord Abbett Total Return Class VC	May 31, 2013
Currency Strategies	May 7, 2013	Neuberger Berman Socially Responsive I Class	May 16, 2013
Global Absolute Return	May 16, 2013	Oppenheimer Global Fund/VA Service Shares	May 22, 2013
Precious Metals	May 3, 2013

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios, if any, intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$135,536,551	$158,795,823
Diversified Bond	6,155,628	6,185,341
Floating Rate Income (1)	1,359,656	265,733
Floating Rate Loan	11,197,847	1,951,795
High Yield Bond	15,799,337	28,638,262
Inflation Managed	4,316,028	40,110,969
Inflation Protected	1,869,858	1,605,466
Managed Bond	14,801,865	51,904,080
Short Duration Bond	15,706,334	6,369,216
Emerging Markets Debt	3,322,023	1,177,566
American Funds Growth	10,016,048	6,659,709
American Funds Growth-Income	7,051,741	4,388,129
Comstock	9,654,545	4,745,515
Dividend Growth	7,675,002	8,016,689
Equity Index	18,484,559	49,791,097
Focused 30	2,087,337	8,316,507
Growth	1,833,571	17,963,783
Large-Cap Growth	2,674,742	5,812,806

Variable Accounts	Purchases	Sales

Large-Cap Value	$7,584,782	$11,717,430
Long/Short Large-Cap	3,866,912	1,434,868
Main Street Core	2,467,892	16,696,041
Mid-Cap Equity	2,148,891	12,919,204
Mid-Cap Growth	4,059,949	7,408,910
Mid-Cap Value	12,351,918	6,583,523
Small-Cap Equity	4,392,081	2,942,614
Small-Cap Growth	4,428,540	4,610,484
Small-Cap Index	9,024,694	16,351,946
Small-Cap Value	9,463,134	11,293,482
Value Advantage (1)	118,821	9,587
Health Sciences	8,833,964	8,429,593
Real Estate	8,537,385	12,550,247
Technology	2,162,237	2,709,847
Emerging Markets	22,631,840	27,885,156
International Large-Cap	24,515,600	33,793,139
International Small-Cap	4,331,408	3,162,949
International Value	9,516,667	11,681,583

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales

Currency Strategies (1)	$228,310	$112,821
Global Absolute Return (1)	2,084,240	1,075,885
Precious Metals (1)	1,227,660	267,318
American Funds Asset Allocation	7,786,976	1,154,543
Pacific Dynamix - Conservative Growth	1,161,287	933,927
Pacific Dynamix - Moderate Growth	6,178,618	1,235,422
Pacific Dynamix - Growth	5,998,196	1,058,601
Portfolio Optimization Conservative	5,106,659	9,008,409
Portfolio Optimization Moderate-Conservative	4,476,100	9,073,150
Portfolio Optimization Moderate	16,013,620	20,755,977
Portfolio Optimization Growth	20,851,790	22,505,600
Portfolio Optimization Aggressive-Growth	10,525,775	9,213,083
Invesco V.I. International Growth Series II	3,917,869	1,045,608
American Century VP Mid Cap Value Class II	5,604,048	2,593,125
BlackRock Basic Value V.I. Class III	7,691,896	6,177,504
BlackRock Global Allocation V.I. Class III	11,205,799	8,305,140
Dreyfus Appreciation Service Shares (1)	1,812,556	1,662,520
Fidelity VIP Contrafund Service Class 2	5,337,508	8,834,848
Fidelity VIP Freedom Income Service Class 2	572,387	590,758
Fidelity VIP Freedom 2010 Service Class 2	170,208	217,894
Fidelity VIP Freedom 2015 Service Class 2	797,637	393,819
Fidelity VIP Freedom 2020 Service Class 2	1,078,620	564,713
Fidelity VIP Freedom 2025 Service Class 2	1,919,489	1,070,120
Fidelity VIP Freedom 2030 Service Class 2	1,253,124	470,127
Fidelity VIP Freedom 2035 Service Class 2	550,162	56,490
Fidelity VIP Freedom 2045 Service Class 2	639,200	177,668
Fidelity VIP Growth Service Class 2	1,650,108	1,654,726
Fidelity VIP Mid Cap Service Class 2	8,471,050	6,618,312
Fidelity VIP Value Strategies Service Class 2	4,045,967	4,274,840

(1)	Operations commenced during 2013 (See Note 1).

Variable Accounts	Purchases	Sales

Templeton Foreign Securities Class 2	$8,163,489	$1,808,297
Templeton Global Bond Securities Class 2	14,501,730	14,041,563
GE Investments Total Return Class 3	1,014,019	290,970
Janus Aspen Series Overseas Service Shares	3,155,628	13,587,972
Janus Aspen Series Enterprise Service Shares	2,307,129	2,955,203
Lazard Retirement U.S. Strategic Equity Service Class	484,777	455,941
ClearBridge Variable Aggressive Growth - Class II	7,964,082	2,057,861
ClearBridge Variable Mid Cap Core - Class II	7,287,218	633,975
Lord Abbett Developing Growth Class VC	3,731,312	1,153,867
Lord Abbett Fundamental Equity Class VC	4,487,925	8,744,468
Lord Abbett Total Return Class VC (1)	1,308,972	147,593
I	11,884,595	9,948,639
II	6,253,478	5,955,010
III	6,691,129	7,945,293
V	6,555,769	3,636,864
MFS New Discovery Series Service Class	6,959,928	2,960,862
MFS Utilities Series Service Class	3,509,233	7,711,159
Neuberger Berman Socially Responsive I Class (1)	171,462	44,273
Oppenheimer Global Fund/VA Service Shares (1)	1,101,380	24,780
PIMCO Global Multi-Asset - Advisor Class	4,041,112	7,138,253
Royce Micro-Cap Service Class	1,001,038	842,417
T. Rowe Price Blue Chip Growth - II	15,595,040	13,303,238
T. Rowe Price Equity Income - II	13,311,472	7,814,506
Van Eck VIP Global Hard Assets Initial Class	8,540,303	18,406,025

7.	FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages G-1 and G-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	14,168,468	(15,162,292)	(993,824)	10,617,694	(12,020,408)	(1,402,714)
Diversified Bond	577,016	(579,109)	(2,093)	735,209	(512,138)	223,071
Floating Rate Income (1)	134,959	(26,276)	108,683
Floating Rate Loan	1,260,261	(383,906)	876,355	618,221	(257,225)	360,996
High Yield Bond	471,168	(682,789)	(211,621)	634,695	(634,746)	(51)
Inflation Managed	323,627	(936,779)	(613,152)	600,298	(748,211)	(147,913)
Inflation Protected	174,624	(151,947)	22,677	97,240	(102,839)	(5,599)
Managed Bond	1,207,284	(1,804,948)	(597,664)	1,501,362	(1,654,578)	(153,216)
Short Duration Bond	1,785,895	(1,042,540)	743,355	1,337,445	(1,395,481)	(58,036)
Emerging Markets Debt (2)	318,744	(122,078)	196,666	113,272	(9,354)	103,918
American Funds Growth	881,162	(702,576)	178,586	565,465	(930,512)	(365,047)
American Funds Growth-Income	754,252	(597,369)	156,883	557,761	(651,966)	(94,205)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Comstock	875,881	(573,330)	302,551	443,184	(515,557)	(72,373)
Dividend Growth	697,478	(721,316)	(23,838)	977,757	(532,434)	445,323
Equity Index	800,726	(1,242,163)	(441,437)	1,114,179	(1,490,112)	(375,933)
Focused 30	340,138	(703,464)	(363,326)	561,998	(1,219,730)	(657,732)
Growth	223,160	(508,821)	(285,661)	358,778	(697,456)	(338,678)
Large-Cap Growth	596,207	(912,307)	(316,100)	1,091,137	(1,577,308)	(486,171)
Large-Cap Value	844,214	(1,045,469)	(201,255)	990,364	(1,159,134)	(168,770)
Long/Short Large-Cap	509,008	(315,536)	193,472	158,970	(185,850)	(26,880)
Main Street Core	187,921	(399,392)	(211,471)	310,286	(514,919)	(204,633)
Mid-Cap Equity	307,996	(666,253)	(358,257)	463,224	(882,062)	(418,838)
Mid-Cap Growth	718,689	(978,613)	(259,924)	1,125,965	(1,329,264)	(203,299)
Mid-Cap Value	620,529	(353,070)	267,459	176,099	(291,657)	(115,558)
Small-Cap Equity	274,056	(222,620)	51,436	315,795	(318,096)	(2,301)
Small-Cap Growth	415,228	(420,969)	(5,741)	400,129	(608,433)	(208,304)
Small-Cap Index	850,930	(1,142,962)	(292,032)	918,177	(1,845,474)	(927,297)
Small-Cap Value	520,166	(575,301)	(55,135)	465,598	(595,541)	(129,943)
Value Advantage (1)	10,857	(926)	9,931
Health Sciences	445,178	(438,755)	6,423	625,796	(441,529)	184,267
Real Estate	361,852	(447,332)	(85,480)	367,419	(469,711)	(102,292)
Technology	445,275	(513,543)	(68,268)	907,101	(1,009,082)	(101,981)
Emerging Markets	937,470	(1,079,432)	(141,962)	651,565	(722,787)	(71,222)
International Large-Cap	2,530,620	(3,253,163)	(722,543)	1,877,918	(2,356,383)	(478,465)
International Small-Cap	502,391	(392,452)	109,939	316,523	(319,371)	(2,848)
International Value	847,276	(932,601)	(85,325)	1,138,082	(1,061,462)	76,620
Currency Strategies (1)	22,423	(11,337)	11,086
Global Absolute Return (1)	213,505	(111,442)	102,063
Precious Metals (1)	134,216	(26,633)	107,583
American Funds Asset Allocation	471,670	(121,310)	350,360	176,772	(128,892)	47,880
Pacific Dynamix - Conservative Growth	84,661	(70,274)	14,387	86,678	(41,466)	45,212
Pacific Dynamix - Moderate Growth	414,775	(102,851)	311,924	206,757	(142,177)	64,580
Pacific Dynamix - Growth	389,000	(116,429)	272,571	213,022	(77,079)	135,943
Portfolio Optimization Conservative	553,598	(908,000)	(354,402)	921,258	(477,004)	444,254
Portfolio Optimization Moderate-Conservative	642,158	(1,047,963)	(405,805)	881,735	(1,273,464)	(391,729)
Portfolio Optimization Moderate	3,084,023	(3,495,998)	(411,975)	2,988,939	(3,314,565)	(325,626)
Portfolio Optimization Growth	3,763,808	(3,870,635)	(106,827)	3,534,038	(4,909,991)	(1,375,953)
Portfolio Optimization Aggressive-Growth	1,681,906	(1,553,113)	128,793	1,518,495	(2,136,617)	(618,122)
Invesco V.I. International Growth Series II (3)	376,860	(127,425)	249,435	189,792	(9,022)	180,770
American Century VP Mid Cap Value Class II (4)	430,093	(193,382)	236,711	341,064	(42,270)	298,794
BlackRock Basic Value V.I. Class III	556,760	(472,026)	84,734	570,099	(708,257)	(138,158)
BlackRock Global Allocation V.I. Class III	839,534	(832,700)	6,834	969,802	(978,984)	(9,182)
Dreyfus Appreciation Service Shares (1)	177,069	(162,751)	14,318
Fidelity VIP Contrafund Service Class 2	526,004	(742,278)	(216,274)	627,988	(1,271,190)	(643,202)
Fidelity VIP Freedom Income Service Class 2	48,311	(52,091)	(3,780)	62,040	(51,081)	10,959
Fidelity VIP Freedom 2010 Service Class 2	14,318	(20,424)	(6,106)	16,929	(120,933)	(104,004)
Fidelity VIP Freedom 2015 Service Class 2	63,258	(36,730)	26,528	34,949	(101,436)	(66,487)
Fidelity VIP Freedom 2020 Service Class 2	86,927	(61,359)	25,568	379,535	(122,263)	257,272
Fidelity VIP Freedom 2025 Service Class 2	176,115	(122,378)	53,737	168,621	(181,371)	(12,750)
Fidelity VIP Freedom 2030 Service Class 2	119,109	(68,955)	50,154	389,032	(41,283)	347,749
Fidelity VIP Freedom 2035 Service Class 2 (5)	47,917	(6,475)	41,442	8,276	(200)	8,076
Fidelity VIP Freedom 2045 Service Class 2 (6)	53,661	(15,637)	38,024	15,192	(1,161)	14,031
Fidelity VIP Growth Service Class 2	121,114	(120,337)	777	70,270	(140,823)	(70,553)
Fidelity VIP Mid Cap Service Class 2	349,477	(500,619)	(151,142)	291,106	(494,123)	(203,017)
Fidelity VIP Value Strategies Service Class 2	289,034	(296,635)	(7,601)	167,462	(134,956)	32,506
Templeton Foreign Securities Class 2 (7)	707,253	(199,293)	507,960	114,428	(10,297)	104,131
Templeton Global Bond Securities Class 2	1,386,451	(1,581,199)	(194,748)	1,825,954	(898,478)	927,476
GE Investments Total Return Class 3	80,779	(31,605)	49,174	73,999	(38,052)	35,947
Janus Aspen Series Overseas Service Shares	516,451	(1,607,852)	(1,091,401)	965,969	(1,865,531)	(899,562)
Janus Aspen Series Enterprise Service Shares	183,129	(224,120)	(40,991)	118,971	(68,356)	50,615
Lazard Retirement U.S. Strategic Equity Service Class	32,828	(39,433)	(6,605)	53,215	(41,209)	12,006
ClearBridge Variable Aggressive Growth - Class II	531,482	(158,982)	372,500	123,818	(102,411)	21,407
ClearBridge Variable Mid Cap Core - Class II	449,602	(75,306)	374,296	298,019	(145,973)	152,046
Lord Abbett Developing Growth Class VC (8)	273,688	(90,445)	183,243	6,699	(2,471)	4,228

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Fundamental Equity Class VC	251,435	(665,764)	(414,329)	254,918	(500,763)	(245,845)
Lord Abbett Total Return Class VC (1)	122,501	(4,716)	117,785
I	456,701	(437,100)	19,601	290,235	(548,042)	(257,807)
II	237,300	(299,263)	(61,963)	385,251	(420,839)	(35,588)
III	117,468	(216,742)	(99,274)	211,922	(273,531)	(61,609)
V	335,682	(308,831)	26,851	236,406	(545,371)	(308,965)
MFS New Discovery Series Service Class	480,623	(255,903)	224,720	228,389	(202,990)	25,399
MFS Utilities Series Service Class	267,911	(604,404)	(336,493)	359,796	(716,149)	(356,353)
Neuberger Berman Socially Responsive I Class (1)	11,818	(358)	11,460
Oppenheimer Global Fund/VA Service Shares (1)	103,262	(3,008)	100,254
PIMCO Global Multi-Asset - Advisor Class	500,796	(838,197)	(337,401)	528,844	(838,573)	(309,729)
Royce Micro-Cap Service Class	88,254	(79,401)	8,853	117,050	(103,250)	13,800
T. Rowe Price Blue Chip Growth - II	1,149,902	(1,067,954)	81,948	1,454,531	(364,743)	1,089,788
T. Rowe Price Equity Income - II	1,153,761	(835,877)	317,884	788,416	(1,257,436)	(469,020)
Van Eck VIP Global Hard Assets Initial Class	594,893	(1,054,399)	(459,506)	527,320	(712,098)	(184,778)

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on May 2, 2012.
(3)	Operations commenced on May 31, 2012.
(4)	Operations commenced on June 4, 2012.
(5)	Operations commenced on August 1, 2012.
(6)	Operations commenced on June 4, 2012.
(7)	Operations commenced on May 18, 2012.
(8)	Operations commenced on May 22, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth (formerly named Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign Securities Class 2,Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Class, Janus Aspen Series Enterprise Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II (formerly named Legg Mason ClearBridge Variable Aggressive Growth – Class II), ClearBridge Variable Mid Cap Core – Class II (formerly named Legg Mason ClearBridge Variable Mid Cap Core – Class II), Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned by Pacific Life Insurance Company as of December 31, 2013, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Reports as of December 31, 2013 for:

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17463-24